Investment in Debt Securities and Other Long-term Investments	12 Months Ended
Dec. 31, 2018
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Investment in Debt Securities and Other Long-term Investments
12.	Debt Instruments at Amortized Cost/Investment in Debt Securities and Other Long-term Investments

As at December 31, 2018 and 2017, this account consists of:

	2018	2017
	Debt instruments at amortized cost	Investment in debt securities and other long- term investments
		(in million pesos)
GT Capital Bond	150	150
Security Bank Corporation, or Security Bank, Time Deposits	—	100
	150	250
Less current portion (Note 27)	—	100
Noncurrent portion (Note 27)	150	150

GT Capital Bond

In February 2013, Smart purchased at par a seven-year GT Capital Bond with face value of Php150 million maturing on February 27, 2020.  The bond has a gross coupon rate of 4.84% payable on a quarterly basis, and was recognized as HTM investment.  Starting January 1, 2018, the bond was classified as debt instrument at amortized cost under IFRS 9.  Interest income, net of withholding tax, recognized on this investment amounted to Php5.8 million each for the years ended December 31, 2018, 2017 and 2016.  The carrying value of this investment amounted to Php150 million each as at December 31, 2018 and 2017.

Security Bank Time Deposits

In October 2012, PLDT and Smart invested US$2.5 million each in a five-year time deposit with Security Bank at a gross coupon rate of 4.00%, which matured on October 11, 2017.  Interest income, net of withholding tax, recognized on this investment amounted to US$146 thousand, or Php7 million, and US$188 thousand, or Php8.9 million, for the years ended December 30, 2017 and 2016, respectively.

In May 2013, PLDT invested US$2.0 million in a five-year time deposit with Security Bank at a gross coupon rate of 3.5%, which matured on May 31, 2018.  Interest income, net of withholding tax, recognized on this investment amounted to US$25 thousand, or Php1.3 million, US$66 thousand, or Php3.3 million, and US$66 thousand, or Php3.1 million, for the years ended December 31, 2018, 2017 and 2016, respectively.  The carrying value of this investment amounted to nil and Php100 million as at December 31, 2018 and 2017, respectively.

PSALM Bonds

In April 2013, Smart purchased, at a premium, PSALM Bonds with face value of Php200 million with yield-to-maturity at 4.25% gross, which matured on April 22, 2017.  The bond had a gross coupon rate of 7.75% payable on a quarterly basis, and was recognized as HTM investment.  Premium was amortized using the EIR method.  Interest income, net of withholding tax, recognized on this investment amounted to Php2.3 million and Php7.3 million for the years ended December 31, 2017 and 2016, respectively.